THE SEPERATION AND REIT CONVERSION MERGER (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Nov. 15, 2010 note Facilities	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 14, 2010
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
Number of Real Estate Properties	86
Mortgage Loans on Real Estate, Number of Loans	26
Assets:
Real estate investments, net of accumulated depreciation		$ 698,578	$ 658,377		$ 482,297	$ 485,337
Cash and cash equivalents	0	3,110	42,250	3,454	74,233	67,134
Restricted cash		7,076	6,093		4,716	5,527
Deferred tax assets		25,540	25,540		26,300	26,542
Prepaid expenses, deferred financing costs and other assets		23,021	17,390		12,013	11,383
Total assets		778,518	749,650		599,559	595,923
Liabilities:
Mortgage notes payable		157,872	158,398		161,440	151,678
Senior unsecured notes payable		225,000	225,000		225,000	225,000
Accounts payable and accrued liabilities		11,181	14,139		9,286	15,754
Tax liability		25,540	25,540		26,300	26,300
Total liabilities		462,093	423,077		422,026	418,732
Stockholders’ equity:
Preferred stock		0	0		0	0
Common stock		371	369		251	251
Additional paid-in capital		349,272	344,995		177,275	176,940
Total stockholders' equity	177,191	316,425	326,573	175,842	177,533	177,191
Total liabilities and stockholders’ equity		778,518	749,650		599,559	595,923
Parenthetical Information
Accumulated depreciation		$ 123,651	$ 108,916		$ 88,701	$ 85,567
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued		0	0		0	0
Preferred stock, shares outstanding		0	0		0	0
Common stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized		125,000,000	125,000,000		125,000,000	125,000,000
Common stock, shares issued		37,051,242	36,891,712		25,061,072	25,061,072
Common stock, shares outstanding		37,051,242	36,891,712		25,061,072	25,061,072